Segmented information - Disclosure of detailed information about geographic allocation of total assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Current assets	$ 165,585	$ 57,094
Property, plant and equipment and right-of-use assets	329,429	225
Other non-current assets	5,339	155,983
Total assets	500,353	213,302
Current liabilities	110,815	11,988
Non-current liabilities	141,769	396
Total liabilities	252,584	12,384
Canada [Member]
Disclosure of operating segments [line items]
Current assets	88,190	57,084
Property, plant and equipment and right-of-use assets	111	225
Other non-current assets	0	0
Total assets	88,301	57,309
Current liabilities	33,255	8,475
Non-current liabilities	48,300	396
Total liabilities	81,555	8,871
Ghana [Member]
Disclosure of operating segments [line items]
Current assets	77,395
Property, plant and equipment and right-of-use assets	329,318
Other non-current assets	5,339
Total assets	412,052
Current liabilities	77,560
Non-current liabilities	93,469
Total liabilities	$ 171,029
West Africa [Member]
Disclosure of operating segments [line items]
Current assets		10
Property, plant and equipment and right-of-use assets		0
Other non-current assets		155,983
Total assets		155,993
Current liabilities		3,513
Non-current liabilities		0
Total liabilities		$ 3,513